FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of categories of the financial instruments

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Financial assets
Financial assets at amortized cost	296,828	325,924

Financial liabilities
Financial liabilities at amortized cost	61,741	70,648
Lease liabilities	212,626	228,801

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities denominated in foreign currencies

	Assets
	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Monetary assets:
– denominated in Chinese Yuan (“CNY”)	13	2,156
– denominated in SGD	6,143	5,894
– denominated in USD	19,389	21,667
– denominated in Hong Kong Dollar (“HKD”)	252	115
– denominated in Euro (“EUR”)	14	39

	Liabilities
	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Monetary liabilities:
– denominated in CNY	4,690	6,598
– denominated in SGD	291	943
– denominated in USD	493,713	509,819
– denominated in HKD	55	63
– denominated in EUR	2,033	1,607

Schedule of sensitivity analysis for currency risk

	2024	2025
	USD’000	USD’000
Profit or loss
– CNY impact	(468)	(444)
– SGD impact	585	495
– USD impact	(47,432)	(48,815)
– HKD impact	20	5
– EUR impact	(202)	(157)

Schedule of interest flows are floating rate, the undiscounted amount is derived from interest rate

				Over
	Weighted		Over	1 year
	average	On demand	2 months	but		Total
	interest	or within	but within	within	Over	undiscounted	Carrying
	rate	2 months	1 year	2 years	2 years	cash flows	amount
		USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
As at December 31, 2024
Financial liabilities
Trade payables	—	30,711	—	—	—	30,711	30,711
Other payables	—	29,701	—	—	—	29,701	29,701
Amounts due to related parties	—	1,329	—	—	—	1,329	1,329
Total	—	61,741	—	—	—	61,741	61,741
Lease liabilities	5.14%	9,377	34,214	38,365	192,746	274,702	212,626
As at December 31, 2025
Financial liabilities
Trade payables	—	36,337	—	—	—	36,337	36,337
Other payables	—	32,134	—	—	—	32,134	32,134
Amounts due to related parties	—	2,177	—	—	—	2,177	2,177
Total	—	70,648	—	—	—	70,648	70,648
Lease liabilities	7.52%	8,191	40,906	44,567	209,727	303,391	228,801